UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—November 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2023
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
New York Municipal Money Market Fund	7
New York Long-Term Tax-Exempt Fund	26
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2023, the Vanguard New York Long-Term Tax-Exempt Fund returned 5.01% for Investor Shares and 5.10% for Admiral Shares. These results outpaced the 4.97% return of the fund's benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum. Vanguard New York Municipal Money Market Fund returned 3.13%.
•	For much of the period, inflation continued to ease amid interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending dialed back expectations of an imminent recession. Although the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment at times toward the close of the period, global stocks and bonds rallied in November.
•	On the whole, issuer fundamentals remained solid and muni yields fluctuated but ended the period not far from where they started it. Munis outperformed the broad taxable investment-grade bond market, where yields ended higher and prices lower.
•	The long-term fund’s outperformance was driven by an overweight allocation to credit, which benefited from attractive relative valuations and solid issuer fundamentals. Skilled management of the fund’s convexity profile also added value.
•	The fund’s allocation and selection in the transportation segment detracted modestly from performance.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	13.57%	8.72%	12.25%
Russell 2000 Index (Small-caps)	-2.56	1.13	4.78
Russell 3000 Index (Broad U.S. market)	12.61	8.26	11.77
FTSE All-World ex US Index (International)	9.64	2.12	5.49
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	1.32%	-4.46%	0.79%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	4.28	-0.96	2.03
FTSE Three-Month U.S. Treasury Bill Index	5.12	2.08	1.85
CPI
Consumer Price Index	3.14%	5.67%	4.03%

Advisor’s Report
For the 12 months ended November 30, 2023, Vanguard New York Long-Term Tax-Exempt Fund returned 5.01% for Investor Shares and 5.10% for Admiral Shares. Those results outpaced the 4.97% return of the fund’s benchmark, the Bloomberg NY Municipal Bond Index, which includes state- and municipal-issued bonds across the maturity spectrum.
The fund’s 30-day SEC yield rose from 3.66% to 3.83% for Investor Shares and from 3.74% to 3.90% for Admiral Shares. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard New York Municipal Money Market Fund returned 3.13%. Its 7-day SEC rose from 1.61% to 3.31%.
Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets. The prospect of inflation remaining stubbornly high led

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2022	November 30, 2023
2 years	2.59%	2.85%
5 years	2.65	2.60
10 years	2.75	2.68
30 years	3.57	3.77
Source: Vanguard.

central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
U.S. Treasury yields ended the period higher than where they started across the maturity spectrum. Central bank action and some banking sector stress in March drove very short-term yields higher in the first part of the period. And longer-term yields began to climb in in July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period and a growing belief that the Fed may have come to the end of its rate–hiking cycle contributed to a strong rally in both stocks and bonds in November 2023.
At the national level, munis posted a much stronger performance than the taxable bond market, returning 4.28% for the 12 months, according to the Bloomberg Municipal Bond Index.
New York State’s finances have strengthened over the past two fiscal years. Tax receipts rose by 27% for fiscal year 2022, the highest annual increase in at least the past 30 years, and another 9% in fiscal year 2023. General Fund surpluses have enabled the state to increase its rainy day fund to $19.5 billion, or the equivalent of about 16% of expected state operating funds for fiscal year 2024. Those reserves put the Empire State in a good position to weather a period of weakening tax receipts and/or a mild to moderate recession.
New York City’s financial position remained relatively unchanged at the end of fiscal year 2023 with General Fund reserves still on the thin side at $4.2 billion, or just 3.9% of expenditures and transfers out. And while an influx of asylum seekers has contributed to budget pressures, we believe these expenditures are manageable.
The state’s general obligation (GO) ratings remained unchanged over the period, while the credit rating agency Fitch raised New York City’s GO rating in February to AA/Stable from AA-/Positive.
Management of the fund
The fund being overweighted in credit was a positive. With strong demand for AAA-rated munis having pushed their valuations into rich territory, and given the healthy fundamentals of this asset class, we felt comfortable focusing on lower-quality investment-grade munis including As and BBBs, which were more attractively valued, offered more yield, and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
Our expertise in managing the fund’s convexity profile added to relative performance. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—

especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price. Managing convexity has become more important with the proliferation of callable munis being issued with coupons of 4%, 3%, and even 2%.
On the other side of the ledger, an underweight allocation to and selection within transportation detracted from relative performance.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for the overall muni market is positive given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling, as are those of lower-rated munis. And once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
The credit outlook for both New York State and New York City over the next 12 to 18 months is stable, although we could see some softening as pandemic-related aid is fully spent down and if the U.S. economy enters a period of slower growth.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
John M. Carbone, Principal,
Portfolio Manager
Adam M. Ferguson, CFA,
Portfolio Manager
Stephen M. McFee, CFA,
Portfolio Manager
John P. Grimes, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 13, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2023
	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,016.90	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,022.40	$0.86
Admiral™ Shares	1,000.00	1,022.80	0.46
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2023
1 - 7 Days	97.0%
8 - 30 Days	0.0
31 - 60 Days	0.0
61 - 90 Days	0.2
91 - 180 Days	0.7
Over 180 Days	2.1
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
New York (98.7%)
	Amherst NY BAN GO	5.000%	11/1/24	5,000	5,047
	Battery Park City Authority Miscellaneous Revenue VRDO	3.280%	12/7/23	3,650	3,650
[1]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	3.300%	12/7/23	4,265	4,265
	Fairport Central School District BAN GO	4.500%	7/18/24	8,185	8,224
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	3.300%	12/7/23	14,300	14,300
	Hauppauge Union Free School District GO	5.000%	6/25/24	15,000	15,114
[2,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.620%	12/1/23	15,000	15,000
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.330%	12/7/23	2,255	2,255
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.330%	12/7/23	2,915	2,915
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.330%	12/7/23	1,670	1,670
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.330%	12/7/23	4,180	4,180
[2,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue VRDO	3.330%	12/7/23	6,250	6,250
	Ithaca City School District GO BAN	4.500%	7/12/24	10,000	10,051
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	2,635	2,635
[1]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.250%	12/7/23	19,740	19,740
[1]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	3.250%	12/7/23	30,250	30,250
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.330%	12/7/23	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.350%	12/7/23	3,585	3,585
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.350%	12/7/23	18,465	18,465
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.300%	12/1/23	8,540	8,540
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.300%	12/1/23	26,270	26,270
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.250%	12/7/23	8,485	8,485
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.250%	12/7/23	33,510	33,510
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.290%	12/7/23	860	860
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	3.350%	12/7/23	24,400	24,400
[1]	Monroe County NY Industrial Development Corp. College & University Revenue VRDO	3.410%	12/7/23	5,590	5,590
[1]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.220%	12/7/23	23,955	23,955

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.260%	12/7/23	560	560
[1]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	12/7/23	23,975	23,975
[1]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.340%	12/7/23	1,100	1,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.330%	12/7/23	6,315	6,315
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.330%	12/7/23	5,000	5,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.200%	12/7/23	5,520	5,520
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.200%	12/7/23	2,000	2,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.200%	12/7/23	10,900	10,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.210%	12/7/23	35,800	35,800
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.210%	12/7/23	26,000	26,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.230%	12/7/23	3,400	3,400
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.240%	12/7/23	3,450	3,450
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.240%	12/7/23	2,675	2,675
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	14,065	14,065
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	43,450	43,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	25,365	25,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	26,100	26,100
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	8,075	8,075
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	6,070	6,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	7,365	7,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.330%	12/7/23	7,500	7,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.370%	12/7/23	11,580	11,580
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.370%	12/7/23	13,500	13,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.390%	12/7/23	16,000	16,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.390%	12/7/23	24,000	24,000
[1]	New York City Industrial Development Agency Industrial Revenue VRDO	3.350%	12/7/23	14,000	14,000
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	3.400%	12/1/23	12,835	12,835
[1]	New York City Industrial Development Agency Miscellaneous Revenue VRDO	3.230%	12/7/23	15,035	15,035
[2]	New York City Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	3.330%	12/7/23	9,570	9,570

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.330%	12/7/23	5,300	5,300
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.350%	12/1/23	8,750	8,750
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.350%	12/1/23	3,350	3,350
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.320%	12/7/23	2,740	2,740
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.320%	12/7/23	3,750	3,750
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.330%	12/7/23	32,700	32,700
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.330%	12/7/23	1,875	1,875
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.330%	12/7/23	2,100	2,100
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.330%	12/7/23	1,875	1,875
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.220%	12/1/23	9,960	9,960
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/1/23	19,470	19,470
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	12/1/23	495	495
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	12/1/23	9,170	9,170
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	12/1/23	19,215	19,215
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	12/1/23	14,160	14,160
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	12/1/23	2,000	2,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	12/7/23	3,230	3,230
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	12/7/23	18,455	18,455
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.260%	12/7/23	1,800	1,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.260%	12/7/23	23,750	23,750
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.290%	12/7/23	9,995	9,995
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.290%	12/7/23	1,000	1,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.300%	12/7/23	8,580	8,580
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.300%	12/7/23	10,000	10,000
[2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	3.330%	12/7/23	51,570	51,570
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.350%	12/1/23	2,615	2,615
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.350%	12/1/23	16,245	16,245
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.320%	12/7/23	3,750	3,750
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.320%	12/7/23	3,285	3,285

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,915	3,915
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,595	3,595
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	4,800	4,800
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,000	3,000
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	2,445	2,445
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	2,000	2,000
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	2,905	2,905
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.330%	12/7/23	6,470	6,470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/1/23	6,675	6,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/7/23	16,455	16,455
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.280%	12/7/23	13,785	13,785
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.400%	12/1/23	1,110	1,110
[2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	3.350%	12/1/23	3,750	3,750
[2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	3.320%	12/7/23	3,475	3,475
[2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	7,610	7,610
[1]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	3.300%	12/7/23	2,665	2,665
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.050%	12/7/23	23,650	23,650
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.050%	12/7/23	52,130	52,130
[1]	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.200%	12/7/23	2,200	2,200
	New York City Water & Sewer System Sewer Revenue VRDO	3.250%	12/1/23	2,145	2,145
[1]	New York Liberty Development Corp. Industrial Revenue VRDO	3.250%	12/7/23	37,150	37,150
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.250%	12/7/23	37,175	37,175
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.280%	12/7/23	23,175	23,175
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	15,000	15,000
[2]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB VRDO	3.330%	12/7/23	1,660	1,660
[1,2]	New York NY GO TOB VRDO	3.300%	12/1/23	14,555	14,555
[1,2]	New York NY GO TOB VRDO	3.330%	12/7/23	13,550	13,550
[1,2]	New York NY GO TOB VRDO	3.330%	12/7/23	2,000	2,000
[2]	New York NY GO TOB VRDO	3.330%	12/7/23	1,875	1,875
[2]	New York NY GO TOB VRDO	3.330%	12/7/23	2,860	2,860
[2]	New York NY GO TOB VRDO	3.330%	12/7/23	5,800	5,800
[2]	New York NY GO TOB VRDO	3.330%	12/7/23	1,000	1,000
[2]	New York NY GO TOB VRDO	3.330%	12/7/23	2,000	2,000
[1]	New York NY GO VRDO	3.260%	12/1/23	5,040	5,040
[1]	New York NY GO VRDO	3.400%	12/1/23	7,800	7,800

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York NY GO VRDO	3.400%	12/1/23	2,165	2,165
	New York NY GO VRDO	3.500%	12/1/23	1,100	1,100
[1]	New York NY GO VRDO	3.200%	12/7/23	4,600	4,600
[1]	New York NY GO VRDO	3.250%	12/7/23	9,940	9,940
[1]	New York NY GO VRDO	3.250%	12/7/23	5,430	5,430
[1]	New York NY GO VRDO	3.280%	12/7/23	14,450	14,450
[1]	New York NY GO VRDO	3.310%	12/7/23	5,470	5,470
	New York Power Authority CP	3.840%	12/7/23	20,000	20,000
[2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	3,665	3,665
[2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	3,940	3,940
[2]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.330%	12/7/23	16,875	16,875
[2]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.330%	12/7/23	2,240	2,240
[2]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.330%	12/7/23	3,750	3,750
	New York State Dormitory Authority College & University Revenue VRDO	3.150%	12/1/23	65,320	65,320
	New York State Dormitory Authority College & University Revenue VRDO	3.000%	12/7/23	60,895	60,895
	New York State Dormitory Authority College & University Revenue VRDO	3.050%	12/7/23	12,550	12,550
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	12/7/23	56,775	56,775
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	12/7/23	3,665	3,665
	New York State Dormitory Authority College & University Revenue VRDO	3.270%	12/7/23	10,875	10,875
	New York State Dormitory Authority College & University Revenue VRDO	3.270%	12/7/23	12,055	12,055
[1]	New York State Dormitory Authority College & University Revenue VRDO	3.280%	12/7/23	2,375	2,375
[1]	New York State Dormitory Authority College & University Revenue VRDO	3.280%	12/7/23	14,130	14,130
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	12/7/23	2,665	2,665
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.320%	12/7/23	7,250	7,250
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.340%	12/7/23	50,885	50,885
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.320%	12/7/23	7,000	7,000
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	4,000	4,000
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	2,460	2,460
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	5,625	5,625
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	11,325	11,325
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,420	3,420
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	4,525	4,525

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.430%	12/7/23	16,480	16,480
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	5,700	5,700
[2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	3.320%	12/7/23	2,000	2,000
[2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	3.330%	12/7/23	2,500	2,500
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.310%	12/7/23	4,450	4,450
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.320%	12/7/23	3,685	3,685
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.320%	12/7/23	17,600	17,600
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	5,900	5,900
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	2,355	2,355
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	1,630	1,630
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	5,000	5,000
[1]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.150%	12/7/23	3,200	3,200
[1]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.310%	12/7/23	7,400	7,400
[1]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.340%	12/7/23	26,300	26,300
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.350%	12/7/23	45,300	45,300
[2]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	3.330%	12/7/23	3,565	3,565
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.150%	12/7/23	9,800	9,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	12/7/23	49,000	49,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	12/7/23	7,500	7,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	12/7/23	49,125	49,125
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	12/7/23	12,450	12,450
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	12/7/23	12,845	12,845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.260%	12/7/23	1,500	1,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.270%	12/7/23	29,590	29,590
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	10,000	10,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	39,550	39,550
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.330%	12/7/23	4,900	4,900
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.340%	12/7/23	25,962	25,962

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.390%	12/7/23	14,100	14,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.390%	12/7/23	22,000	22,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.390%	12/7/23	5,000	5,000
	New York State Power Authority CP	3.600%	12/4/23	11,791	11,791
	New York State Power Authority CP	4.000%	2/6/24	6,300	6,300
[2]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.310%	12/7/23	4,065	4,065
[2]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	5,000	5,000
[2]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.330%	12/7/23	14,800	14,800
[2]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.350%	12/7/23	2,150	2,150
[2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	3.330%	12/7/23	945	945
[2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	3.330%	12/7/23	9,000	9,000
[2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.330%	12/7/23	5,150	5,150
[2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.330%	12/7/23	6,760	6,760
[2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,125	3,125
[2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.330%	12/7/23	5,625	5,625
[2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.330%	12/7/23	3,880	3,880
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	11,295	11,336
[2]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB VRDO	3.350%	12/1/23	4,000	4,000
[2]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	16,875	16,875
[2]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	3,750	3,750
[2]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	6,000	6,000
[2]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.330%	12/7/23	1,825	1,825
[2]	New York State Urban Development Corporation Highway Revenue TOB VRDO	3.330%	12/7/23	4,375	4,375
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB VRDO	3.400%	12/7/23	42,975	42,975
[5]	New York Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	3.340%	4/29/24	9,900	9,900
[5]	New York Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	3.340%	7/15/24	12,555	12,555
[2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.340%	12/7/23	25,600	25,600
[2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.350%	12/7/23	10,000	10,000
[2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.350%	12/7/23	80,300	80,300
[2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.390%	12/7/23	34,800	34,800

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/24	3,000	3,016
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.350%	12/1/23	1,415	1,415
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.380%	12/1/23	3,940	3,940
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.330%	12/7/23	7,500	7,500
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.330%	12/7/23	1,875	1,875
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.330%	12/7/23	11,575	11,575
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.340%	12/7/23	1,750	1,750
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	4,215	4,215
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	3,335	3,335
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	1,040	1,040
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	5,040	5,040
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	4,825	4,825
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	7,600	7,600
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	3,200	3,200
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.370%	12/7/23	1,745	1,745
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.370%	12/7/23	2,310	2,310
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	3.330%	12/7/23	4,780	4,780
[2]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB VRDO	3.330%	12/7/23	3,845	3,845
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.350%	12/1/23	12,960	12,960
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.350%	12/1/23	2,640	2,640
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	1,665	1,665
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	3,200	3,200
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	1,250	1,250
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	1,565	1,565
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	8,225	8,225
[2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.330%	12/7/23	3,310	3,310
[2]	Triborough Bridge & Tunnel Authority Highway Revenue Tolls TOB VRDO	3.350%	12/1/23	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.250%	12/1/23	19,900	19,900
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.250%	12/1/23	38,670	38,670
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.400%	12/1/23	5,800	5,800

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.320%	12/7/23	4,000	4,000
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	13,825	13,825
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	4,025	4,025
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	2,665	2,665
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	4,050	4,050
[2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	3.330%	12/7/23	6,000	6,000
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB VRDO	3.330%	12/7/23	1,875	1,875
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB VRDO	3.330%	12/7/23	2,100	2,100
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.350%	12/1/23	10,195	10,195
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.320%	12/7/23	5,745	5,745
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	2,945	2,945
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	4,000	4,000
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	2,665	2,665
[2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.330%	12/7/23	3,010	3,010
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.350%	12/1/23	14,685	14,685
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	9,375	9,375
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	4,555	4,555
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	3,620	3,620
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	11,000	11,000
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	16,765	16,765
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	27,275	27,275
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.330%	12/7/23	3,750	3,750
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.340%	12/7/23	6,000	6,000
[2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.340%	12/7/23	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.350%	12/7/23	20,000	20,000

New York Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williamsville Central School District BAN GO	4.500%	6/6/24	6,730	6,754
Total Tax-Exempt Municipal Bonds (Cost $2,912,115)				2,912,115
Total Investments (98.7%) (Cost $2,912,115)				2,912,115
Other Assets and Liabilities—Net (1.3%)				37,820
Net Assets (100%)				2,949,935
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $1,044,135,000, representing 35.4% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,912,115)	2,912,115
Investment in Vanguard	104
Cash	68
Receivables for Investment Securities Sold	51,471
Receivables for Accrued Income	11,118
Receivables for Capital Shares Issued	5,932
Other Assets	1,180
Total Assets	2,981,988
Liabilities
Payables for Investment Securities Purchased	26,400
Payables for Capital Shares Redeemed	4,676
Payables for Distributions	784
Payables to Vanguard	193
Total Liabilities	32,053
Net Assets	2,949,935
At November 30, 2023, net assets consisted of:

Paid-in Capital	2,949,857
Total Distributable Earnings (Loss)	78
Net Assets	2,949,935

Net Assets
Applicable to 2,949,550,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,949,935
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	84,453
Total Income	84,453
Expenses
The Vanguard Group—Note B
Investment Advisory Services	353
Management and Administrative	3,497
Marketing and Distribution	216
Custodian Fees	28
Auditing Fees	24
Shareholders’ Reports	35
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	4,170
Expenses Paid Indirectly	(28)
Net Expenses	4,142
Net Investment Income	80,311
Realized Net Gain (Loss) on Investment Securities Sold	49
Net Increase (Decrease) in Net Assets Resulting from Operations	80,360

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,311	16,420
Realized Net Gain (Loss)	49	9
Net Increase (Decrease) in Net Assets Resulting from Operations	80,360	16,429
Distributions
Total Distributions	(80,318)	(16,431)
Capital Share Transactions (at $1.00 per share)
Issued	2,963,524	1,630,527
Issued in Lieu of Cash Distributions	71,289	15,063
Redeemed	(2,271,774)	(1,403,202)
Net Increase (Decrease) from Capital Share Transactions	763,039	242,388
Total Increase (Decrease)	763,081	242,386
Net Assets
Beginning of Period	2,186,854	1,944,468
End of Period	2,949,935	2,186,854

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0310	.0080	.0001	.006	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	(.0002)	—	—	—
Total from Investment Operations	.0308	.0078	.0001	.006	.014
Distributions
Dividends from Net Investment Income	(.0308)	(.0078)	(.0001)	(.006)	(.014)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	—	—	—
Total Distributions	(.0308)	(.0078)	(.0001)	(.006)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.13%	0.78%	0.01%	0.55%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,950	$2,187	$1,944	$2,450	$3,454
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.15%[5]	0.07%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.10%	0.80%	0.01%	0.61%	1.38%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the years ended November 30, 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16 and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

New York Municipal Money Market Fund
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $104,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $28,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods

New York Municipal Money Market Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19
Undistributed Tax-Exempt Income	814
Undistributed Long-Term Gains	29
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(784)
Total	78
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	80,311	16,419
Ordinary Income*	7	7
Long-Term Capital Gains	—	5
Total	80,318	16,431
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,912,115
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $702,260,000 and sales were $185,245,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

New York Municipal Money Market Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New York Long-Term Tax-Exempt Fund Investor Shares	5.01%	2.09%	3.03%	$13,474
Bloomberg NY Municipal Bond Index	4.97	1.94	2.65	12,994
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	5.10%	2.17%	3.11%	$67,936
Bloomberg NY Municipal Bond Index	4.97	1.94	2.65	64,969
Bloomberg Municipal Bond Index	4.28	2.03	2.77	65,716
See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	6.2%
1 - 3 Years	3.0
3 - 5 Years	4.4
5 - 10 Years	12.3
10 - 20 Years	39.6
20 - 30 Years	28.6
Over 30 Years	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.8%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,272
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	1,900	2,113
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,500	8,154
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	713
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	411
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,426
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,097
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,678
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,064
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	377
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,105
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,500	3,446
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	913
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,726
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,418
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,475	3,516
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,440
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	1,805
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	593
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	685	611
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,313

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,765
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,315
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	713
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,900	1,426
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	5,865	4,382
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,320	1,614
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,134
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,487
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,890	1,325
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	650
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	181
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	269
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	94
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	365
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/42	1,350	1,371
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/52	1,000	1,027
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/57	5,250	5,374
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	1,750	1,750
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,600	1,492
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	2,999
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	4,980	3,583
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,020	2,111
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,950	1,846
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	557
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	565
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,200	1,070
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,917
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	152
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,220	1,855
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,619
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,338
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,010
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	756
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	103
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	89
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	80

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	131
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	165
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	460
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	907
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,265
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	516
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,033
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,182
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	5,765	4,701
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.400%	12/7/23	6,110	6,110
	Chemung County NY GO BAN	4.250%	8/29/24	3,000	3,002
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.580%	12/1/23	15,200	15,200
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	261
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	230
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,220
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	467
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	259
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,441
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,290
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,022
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	2,005
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	506
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	308
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	828
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	977
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	514
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	390
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	590
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	246
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	204
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	148
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/24	500	505
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/25	500	515

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	793
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	803
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	653
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	551
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	400	451
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	598
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	291
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,265
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,471
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/49	5,000	4,803
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,355	1,124
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	6,220	5,484
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,277
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,600	6,268
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	662
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,021
Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	610
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,123
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	432
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	218
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	276
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	712
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	550
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	715
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,796
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,184
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	690
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	378
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	824
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,892

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	433
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	878
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,715
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,743
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	8,500	8,813
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	5,000	5,168
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,081
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	250	243
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,771
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	700	678
	Ithaca City School District GO BAN	4.500%	7/12/24	3,000	3,016
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	738
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,297
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,501
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,023
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,202
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	5,000	5,410
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	5,000	5,517
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,082
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	811
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,130
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,606
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,065
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,452
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,293
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,340
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,282
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	754
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	3,740	3,097
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,349
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,757
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,534
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,000	5,403
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,377
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,350	5,265
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,987
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,100	12,251
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,720	3,921
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	422
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	920
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	42
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,871
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	80
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,733
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	980
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,391
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	960
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	508
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,847

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,109
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	633
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,223
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/40	400	393
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,905
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,294
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,085
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,521
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,017
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,918
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	631
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,392
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,755	4,935
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,773
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,037
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,959
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,085	1,110
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	343
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	155	155
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	145	137
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,562
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	327
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,726
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	5,021
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,367
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,820
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	830
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	3,700	3,472
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,926
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	205
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,427
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	927
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,545
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,304
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,831
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,834
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,087
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,300	3,014
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,806
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,855	5,398
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,053
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,299
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	894
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,066
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,564
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.420%	12/7/23	2,975	2,975
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.420%	12/7/23	2,945	2,945
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.420%	12/7/23	6,000	6,000
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	3.250%	12/1/23	2,100	2,100
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	3.250%	12/1/23	8,700	8,700

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,806
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,306
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	621
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,425
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,013
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,024
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,054
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,740	10,278
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	283
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/35	100	92
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,984
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	6,380	4,634
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,885	6,686
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,534
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,421
[3,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.360%	12/7/23	6,800	6,800
	Nassau County IDA College & University Revenue VRDO	3.150%	12/1/23	1,700	1,700
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	931
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	126
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,915
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,510
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,701
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,574
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,759
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,005
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.500%	12/7/23	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,964
	Nassau County NY GO	4.000%	4/1/40	1,525	1,536
	Nassau County NY GO	5.000%	4/1/41	1,500	1,657
	Nassau County NY GO	5.000%	4/1/42	1,500	1,647
	Nassau County NY GO	5.000%	4/1/43	1,220	1,335
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,729
	Nassau County NY GO	4.000%	4/1/53	7,000	6,719
[1,3]	Nassau County NY GO TOB VRDO	3.500%	12/7/23	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,750
[3]	Nassau County NY Revenue TOB VRDO	3.400%	12/1/23	11,200	11,200

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	331
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	339
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	431
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	380
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,146
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,008
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,405
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,361
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,065
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	737
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	762
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	563
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	559
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	582
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	366
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,127
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	617
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,817
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,863
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	3,111
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,490
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,162
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,776
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,001
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	433
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,166
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	888
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,186
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	512
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,798

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	609
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,596
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,687
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,784
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,304
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	893
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,669
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	362
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,062
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,485
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	693
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,254
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,343
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,768
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,865
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,038
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,692
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,608
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,929
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,160
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	2,984
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,878
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,507
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,789
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,048
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	637

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	5,097
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	764
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,628
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	1,120	1,001
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,225	1,578
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,583
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,755
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,221
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,590
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,231
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	4,680	4,433
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	13,160	12,371
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	942
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,360	7,762
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,977
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,200	7,097
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,825	2,823
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,272
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,000	6,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,355	3,402
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,235	8,152
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,190
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	2,000	2,035
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	2,000	2,064
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,000	1,050
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,215
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	3,255	2,948

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	1,705	1,519
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	3,000	2,646
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,567
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	2,036
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	3,795	3,150
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,395	1,136
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	11,230	8,387
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	821
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,545
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,984
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	450
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,324
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,116
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,812
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	4,005
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,028
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,698
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	930	864
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,585
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,879
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	287
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	301
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	10,500	12,617
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,553
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,158
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,608
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,195
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,175	2,298
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,745
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,179
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,417
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,759
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,155
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	932
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,316

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,136
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,857
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	1,030	1,032
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,519
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,160
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	9,891
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,680
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,426
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,238
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,830
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,362
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	888
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	832
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,500	10,246
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,265
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,057
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,557
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,468
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	96
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	21,760	21,113
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,429
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,515	4,986
New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/1/23	3,700	3,700
New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/1/23	800	800
New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/1/23	2,100	2,100
New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	12/1/23	7,000	7,000
New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	12/1/23	21,785	21,785
New York City Municipal Water Finance Authority Water Revenue VRDO	3.500%	12/1/23	4,200	4,200
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,060
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,207
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,874
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,350
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,106
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,317
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,158
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,494
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,255
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,118
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,071

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,708
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,243
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,211
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,069
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,507
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	611
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,173
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	14,130	14,765
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,062
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,400	1,425

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,015
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,009
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,680	1,686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,902
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	13,315	14,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,610	8,034
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,684
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,966
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,180

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,867
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	1,475	1,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	4,470	4,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,716
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,730	5,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/1/23	4,700	4,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.400%	12/1/23	400	400
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,116
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,350	4,909
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,528
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,494
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	8,119
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	3,021

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	10,027
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/53	2,405	2,700
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	631
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	290
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	565
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	421
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	388
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,135
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	389
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,115
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,158
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	551
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	984
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,445
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,234
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	650
	New York City Trust for Cultural Resources Recreational Revenue	4.000%	7/1/46	1,835	1,631
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,400	1,427
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,601
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,734
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,512
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,892
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,611
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,736
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,020	8,205
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	520	518
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,366
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,002
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,445
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,789
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,110	6,105

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,383
[7]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	17,325	15,519
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,885	11,473
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,080	9,813
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,515
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	947
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	991
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,255
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,648
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	861
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,428
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,188
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,510
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,488
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,500	9,255
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,388
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,155	2,369
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,150	8,697
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	5,460	3,982
[1,2,3]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.420%	12/7/23	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	48,500	54,847
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	211
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,150
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,166
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,836
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,531
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,035
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,011
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,457
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,855	3,711
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,479

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,420	1,403
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,535	5,555
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,285	1,322
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,530	6,242
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	3,760	3,625
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,504
New York NY GO	5.000%	8/1/26	3,140	3,275
New York NY GO	5.000%	8/1/26	3,875	4,095
New York NY GO	5.000%	8/1/26	1,630	1,722
New York NY GO	5.000%	1/1/27	3,500	3,728
New York NY GO	5.000%	8/1/27	600	647
New York NY GO	5.000%	9/1/27	3,805	4,111
New York NY GO	5.000%	8/1/28	2,320	2,510
New York NY GO	5.000%	8/1/28	2,260	2,491
New York NY GO	5.000%	8/1/29	5,070	5,315
New York NY GO	5.000%	8/1/29	5,195	5,605
New York NY GO	5.000%	8/1/29	3,000	3,360
New York NY GO	5.000%	8/1/29	3,400	3,808
New York NY GO	5.000%	8/1/29	1,000	1,120
New York NY GO	5.000%	12/1/29	1,360	1,486
New York NY GO	5.000%	8/1/30	5,050	5,281
New York NY GO	5.000%	8/1/30	4,720	4,936
New York NY GO	5.000%	8/1/30	4,000	4,308
New York NY GO	5.000%	8/1/30	2,000	2,270
New York NY GO	4.000%	8/1/31	2,775	2,838
New York NY GO	5.000%	8/1/31	7,810	8,373
New York NY GO	5.000%	8/1/31	1,440	1,550
New York NY GO	5.000%	8/1/31	3,000	3,397
New York NY GO	5.000%	8/1/31	1,815	2,089
New York NY GO	5.000%	12/1/31	4,770	5,021
New York NY GO	5.000%	1/1/32	2,000	2,195
New York NY GO	4.000%	8/1/32	1,935	1,975
New York NY GO	5.000%	8/1/32	1,250	1,373
New York NY GO	5.000%	8/1/32	3,735	4,016
New York NY GO	5.000%	8/1/32	1,000	1,131
New York NY GO	5.000%	12/1/32	1,240	1,350
New York NY GO	3.250%	3/1/33	3,000	2,990
New York NY GO	5.000%	8/1/33	1,000	1,095
New York NY GO	5.000%	8/1/33	500	582
New York NY GO	5.000%	4/1/34	3,680	4,195
New York NY GO	5.000%	8/1/34	2,000	2,182
New York NY GO	5.000%	8/1/34	2,260	2,466
New York NY GO	5.000%	8/1/34	1,125	1,268
New York NY GO	3.000%	3/1/35	3,145	2,832
New York NY GO	4.000%	8/1/35	1,830	1,879
New York NY GO	5.000%	8/1/35	2,000	2,244
New York NY GO	5.000%	8/1/35	1,000	1,170
New York NY GO	4.000%	10/1/35	2,085	2,133
New York NY GO	5.000%	12/1/35	2,500	2,623
New York NY GO	4.000%	3/1/36	1,500	1,533

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	4.000%	8/1/36	1,385	1,412
New York NY GO	5.000%	8/1/36	1,235	1,429
New York NY GO	5.000%	10/1/36	5,000	5,266
New York NY GO	5.000%	10/1/36	2,590	2,818
New York NY GO	5.000%	10/1/36	1,650	1,886
New York NY GO	5.000%	3/1/37	7,500	7,966
New York NY GO	5.000%	4/1/37	3,575	3,799
New York NY GO	4.000%	8/1/37	8,820	8,956
New York NY GO	4.000%	8/1/37	2,500	2,544
New York NY GO	5.000%	8/1/37	4,000	4,142
New York NY GO	5.000%	8/1/37	1,000	1,143
New York NY GO	4.000%	3/1/38	5,240	5,288
New York NY GO	5.000%	3/1/38	7,500	7,911
New York NY GO	5.000%	3/1/38	2,000	2,177
New York NY GO	5.000%	4/1/38	1,000	1,056
New York NY GO	4.000%	8/1/38	2,760	2,786
New York NY GO	5.000%	8/1/38	10,395	10,746
New York NY GO	5.000%	10/1/38	6,500	6,776
New York NY GO	5.000%	10/1/38	2,910	3,125
New York NY GO	5.000%	3/1/39	6,360	6,693
New York NY GO	5.000%	3/1/39	3,000	3,249
New York NY GO	4.000%	8/1/39	2,865	2,881
New York NY GO	5.000%	10/1/39	2,220	2,374
New York NY GO	5.000%	10/1/39	8,910	9,259
New York NY GO	5.250%	10/1/39	1,000	1,135
New York NY GO	4.000%	8/1/40	5,000	5,014
New York NY GO	4.000%	8/1/40	1,155	1,159
New York NY GO	4.000%	8/1/40	9,400	9,434
New York NY GO	5.000%	8/1/40	1,500	1,671
New York NY GO	4.000%	10/1/40	3,000	3,008
New York NY GO	3.000%	3/1/41	5,010	4,121
New York NY GO	4.000%	8/1/41	2,035	2,041
New York NY GO	4.000%	8/1/41	2,500	2,508
New York NY GO	5.000%	8/1/41	1,000	1,109
New York NY GO	3.000%	10/1/41	2,250	1,843
New York NY GO	5.250%	10/1/41	1,070	1,203
New York NY GO	5.000%	12/1/41	10,000	10,349
New York NY GO	5.000%	12/1/41	4,850	5,119
New York NY GO	4.000%	3/1/42	1,500	1,501
New York NY GO	5.000%	3/1/42	2,000	2,160
New York NY GO	4.000%	4/1/42	8,000	8,011
New York NY GO	5.000%	8/1/42	1,000	1,102
New York NY GO	5.250%	9/1/42	6,240	6,965
New York NY GO	5.000%	10/1/42	8,000	8,475
New York NY GO	5.250%	10/1/42	2,250	2,514
New York NY GO	5.000%	3/1/43	1,000	1,068
New York NY GO	5.000%	3/1/43	10,180	10,970
New York NY GO	5.000%	4/1/43	6,500	6,788
New York NY GO	5.250%	4/1/43	11,815	13,213
New York NY GO	5.000%	8/1/43	9,020	9,531
New York NY GO	5.000%	8/1/43	2,340	2,509
New York NY GO	5.000%	8/1/43	1,000	1,099
New York NY GO	5.000%	10/1/43	8,000	8,465
New York NY GO	5.250%	10/1/43	1,000	1,113
New York NY GO	4.000%	3/1/44	7,000	6,946

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.250%	4/1/44	5,825	6,490
	New York NY GO	5.000%	8/1/44	1,000	1,096
	New York NY GO	3.000%	3/1/45	4,880	3,797
	New York NY GO	4.000%	4/1/45	6,840	6,759
	New York NY GO	5.000%	8/1/45	5,000	5,454
	New York NY GO	5.000%	8/1/46	2,500	2,714
	New York NY GO	4.000%	9/1/46	6,940	6,783
	New York NY GO	4.000%	3/1/47	3,080	3,006
	New York NY GO	5.000%	8/1/47	2,595	2,771
	New York NY GO	5.000%	8/1/47	6,000	6,495
	New York NY GO	5.250%	10/1/47	10,000	10,974
	New York NY GO	5.000%	8/1/48	10,000	10,803
	New York NY GO	4.500%	5/1/49	2,675	2,712
	New York NY GO	4.000%	4/1/50	4,135	4,005
	New York NY GO	3.000%	8/1/50	4,000	2,948
	New York NY GO	4.000%	8/1/50	5,700	5,520
[2]	New York NY GO	4.000%	8/1/50	2,000	1,949
	New York NY GO	3.000%	3/1/51	2,235	1,638
	New York NY GO	5.000%	8/1/51	14,735	15,842
	New York NY GO	4.125%	8/1/53	6,125	5,988
[8]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,650	1,689
[4]	New York NY GO VRDO	3.170%	12/1/23	7,400	7,400
	New York NY GO VRDO	3.250%	12/1/23	3,140	3,140
	New York NY GO VRDO	3.250%	12/1/23	1,820	1,820
	New York NY GO VRDO	3.250%	12/1/23	5,040	5,040
	New York NY GO VRDO	3.250%	12/1/23	1,600	1,600
[4]	New York NY GO VRDO	3.400%	12/1/23	1,400	1,400
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	1,785	1,930
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,000	1,100
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,116
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/38	1,000	1,126
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/39	800	916
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/41	1,000	1,127
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/43	1,400	1,561
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,310	6,235
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,378
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	10,065	9,809
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/53	5,000	5,353
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	20,815	20,021
[1]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/58	10,500	11,276
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,982
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,160
[1]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	5,000	5,348
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,491
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,280
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,651
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,346
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	694
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	317
[9]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	700	708
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	321
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,659

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	331
New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,026
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	670
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	520
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	501
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	360
New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,445	2,446
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	417
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	311
New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,661
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,050
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	899
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	26
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	46
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	312
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	519
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	544
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	539
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	313
New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,122
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,031
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,032
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	990
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	366
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,937
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	341
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	510
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,218
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,072
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,552
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,383
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	580
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	231
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	580
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,115
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,012
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,014
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	531
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	306
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,581
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,086
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,023
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	501
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	328
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,578
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,574
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	230
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	805
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	397
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	603
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,013
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,335
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,713
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	120

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,259
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,660	3,123
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,209
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,172
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,311
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	298
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	3,415	3,308
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,336
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,123
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	5,040	4,885
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,493
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,285
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	3,998
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,371
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	4,465	4,086
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	8,713
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	2,041
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	2,500	2,606
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	3,095	3,029
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	12,605
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	5,445	4,705
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,629
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	961
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,565	1,433
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.550%	12/1/23	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	505
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,010
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	505
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,130
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,822
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,295
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,473
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	773
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	216
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	216
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	800	802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,176

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	811
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,480	2,525
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	726
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,607
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,515	1,566
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	517
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,261
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	558
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	464
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,838
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	464
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,179
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,691
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	771
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	1,995
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	350
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	720
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,609
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,904
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	828
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	848
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	777
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,041
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,028
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	974
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,057
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	6,135	5,895
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	392

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,026
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,478
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	285
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,874
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	562
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	470
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	408
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,119
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,531
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,148
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,486
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	3,000	2,903
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,737
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	3,740
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,552
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	9,525	8,733
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,571
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,085	5,115
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,074
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,144
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,254
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,560	7,759
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	12/1/23	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,095	5,326
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,577
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,600
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,826
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,225
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,165

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	4,000	4,722
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	8,065
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	1,900	1,930
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,393
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,649
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,409
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,237
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,022
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,370
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,514
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,209
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,234
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,544
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,595
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,737
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	521
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,542
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,434
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	664
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,593
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	5,060
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,522
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	7,020	6,825
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,855
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,125	4,345
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,234
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,125	3,981
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	2,954
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,827
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,412
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	5,000	5,656
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/33	10,000	11,805
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,398
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,401
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,275
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,073
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	655
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,610
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,415

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,366
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	1,978
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,406
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,502
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,103
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,115	3,294
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,103
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,142
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	912
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	549
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,116
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	626
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/34	1,125	1,155
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	542
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/35	900	919
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,507
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,661
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,405
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,250
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,270
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	7,415	7,200
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,646
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,500	1,674
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,225	1,367
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,465
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	805

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,327
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	432
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,160
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,365
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,402
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,044
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,165
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,741
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,128
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,285
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,784
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,205
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,272
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,010
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,691
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	12,830	13,414
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	1,475	1,432
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,724
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,447
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,709
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,073
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,065
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,684
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,086
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,834
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	1,475	1,446
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,881
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,468
[11]	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,365
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,625	3,436
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,051
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	978
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,313
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,084
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	606
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,043
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,310
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	615

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,018
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	1,995
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	2,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,113
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,513
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,785
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,791
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,428
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,039
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,239
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,155
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	11/1/48	2,300	2,106
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	997
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	9,817
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,820
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	661
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	816
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,566
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,341
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,853
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,765
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	491
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,092
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,803
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	967
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	1,275	1,220
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,195	1,196

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,505	8,506
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	1,125	1,123
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	5,140	5,089
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,000	3,044
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,000	7,003
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,251
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,743
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	2,972
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,233
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	7,920	8,116
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,932
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,622
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,343
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,319
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,296
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	150
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,394
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,508
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,758
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,344
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,379
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,982
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	8,370	7,992
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,520
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,917
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,260
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,804
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	328
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	750
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,134
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,838
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,727
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	13,802
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,935
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,465
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,527
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,807
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,499
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,918
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,190
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,501
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,294
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,555
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,666
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,743
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	5,200	5,236
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	3,014
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,360
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,103
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,253
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	6,365	4,735

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	6,676
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,783
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,770
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,546
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,401
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,106
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,056
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,894
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,709
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,972
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	12,094
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,891
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,038
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,350
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,158
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	2,938
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	4,750	3,583
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,358
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,358
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,474
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,452
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,596
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,232
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,639
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	508
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,432
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	984
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,026
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,094
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	10,035
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,745	2,665
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,427
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,261
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,281
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	3,803
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,331
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	750	784
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,300

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	1,000	1,084
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	4,655	5,003
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	2,505	2,671
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,824
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	3,295	3,124
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,643
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	3,795	2,735
[3,4]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.470%	12/1/23	12,800	12,800
[3,4]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.470%	12/1/23	18,880	18,880
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,197
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,131
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,002
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	999
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,443
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	459
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	484
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	458
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	735
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	529
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	559
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	584
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	315
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	585
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	323
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	315
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	615
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	644
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	429
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	645

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	417
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	336
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	364
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	283
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	290
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	254
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	185
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	320
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	457
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	271
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	224
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	468
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	500
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	714
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	670	668
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,940	4,401
Onondaga County NY GO	4.000%	6/15/43	550	554
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	705
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,692
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,122
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,000
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,155
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,492
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,214
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,024
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,252
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	3,000	3,305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,564
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,461

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,335	1,502
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,470	1,644
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,640	1,822
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,000	3,047
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	10,180	10,389
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,621
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	874
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	6,270	6,805
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	4,225	4,205
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,032
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,785	2,705
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,440
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,097
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,269
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,732
	Rockland County NY GO	4.000%	4/1/24	240	241
	Rockland County NY GO	4.000%	4/1/25	255	258
	Rockland County NY GO	4.000%	4/1/26	265	271
	Rockland County NY GO	4.000%	4/1/27	270	280
	Rockland County NY GO	4.000%	4/1/28	285	299
	Rockland County NY GO	4.000%	4/1/29	300	317
	Rockland County NY GO	4.000%	4/1/30	310	330
	Rockland County NY GO	4.000%	4/1/32	335	353
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,736
	Rockland County NY GO	4.000%	4/1/35	385	399
	Rockland County NY GO	4.000%	4/1/36	410	422
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	66
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	238
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	189

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	243
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	521
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,444
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,199
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,722
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,145
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,080
[1]	Schenectady NY GO	3.000%	5/1/31	635	618
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	323
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	688
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	467
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	861
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,564
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	563
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	80
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	303
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	294
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	282
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	265
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	159
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	265
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	230
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	248
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	246
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,510

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,017
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	721
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	160	160
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	982
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	167
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,404
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,569
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,739
[1]	Suffolk County NY GO	3.000%	6/15/31	250	247
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,209
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	958
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,187
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,176
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,210
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,745
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,306
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,058
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,233
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,020
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	513
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,467
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	735
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,537
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,500	2,601
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,000	1,065
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,088
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,218
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,184
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,090
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,143
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,523
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	167
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,485
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,948
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,053
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,406
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,138
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,571
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,303

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,770
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,102
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,242
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,289
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,828
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,054
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,648
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,265
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,230
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,430	9,994
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,454
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	23,365	22,566
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	10,019
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,365
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,567
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,097
[4]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.250%	12/1/23	4,400	4,400
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,000	2,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	3,000	3,198
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,180
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,548
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,500	8,557
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	347
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,509
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,500	2,978
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	2,385	2,838
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,496
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	1,800	2,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	1,555	1,771
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,170
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	2,988
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,490
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	990
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,634
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,132
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,520	7,391
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,619

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,480
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,923
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,259
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	1,425	1,316
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,192
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,176
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,829
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,166
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,869
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,157
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,020
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	1,000	1,057
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	159
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	1,000	1,073
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	295
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	481
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	238
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	368
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	101
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	155
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	191
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	378
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,071
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,627
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	2,980
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	4,725	4,479
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,168
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,085
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,182
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,610
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,952
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,059
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,312
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,026
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	919
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	6,625	6,644
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,844
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,117
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,132
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,055	3,479
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,848
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,248
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,546
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,493

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,078
[11]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,178
	Webster Central School District GO	2.000%	6/15/33	1,180	1,000
	Webster Central School District GO	2.000%	6/15/34	1,265	1,057
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,203
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,204
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,002
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	352
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	782
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	400
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,480	1,414
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	606
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	457
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,415
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,282
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	387
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,004
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	523
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,002
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	209
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	1,891
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,926
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,610	2,108
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,658
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,568
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,528
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	2,994
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/53	1,900	2,090
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,398
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	6,385	4,879

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	564
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,259
	Westchester County NY GO	2.000%	10/15/34	2,685	2,291
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,578
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	707
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,427
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	695
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,146
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	378
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	930
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	556
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	652
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,595
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,950
					4,358,119
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,007
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	605
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	560	507
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,218
					8,337
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,316	1,284
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,810	6,928
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,218
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,125	3,303
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,890	7,410
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,884	2,364
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,507
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,500	1,372
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	425	380
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	143
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,810
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	575
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,415	1,429
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	505	327
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	66	64
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	5,543	4,781
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	957

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	425
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,422	7,972
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	7,719	2,268
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	4,000	3,758
				56,785
Total Tax-Exempt Municipal Bonds (Cost $4,564,612)				4,423,241
Total Investments (99.2%) (Cost $4,564,612)				4,423,241
Other Assets and Liabilities—Net (0.8%)				33,574
Net Assets (100%)				4,456,815
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $181,167,000, representing 4.1% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $640,000 have been segregated as initial margin for open futures contracts.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	460	49,152	221

New York Long-Term Tax-Exempt Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(141)	(17,343)	(329)
				(108)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,564,612)	4,423,241
Investment in Vanguard	146
Cash	75
Receivables for Investment Securities Sold	42,882
Receivables for Accrued Income	45,653
Receivables for Capital Shares Issued	2,970
Variation Margin Receivable—Futures Contracts	19
Other Assets	99
Total Assets	4,515,085
Liabilities
Payables for Investment Securities Purchased	48,957
Payables for Capital Shares Redeemed	5,928
Payables for Distributions	3,208
Payables to Vanguard	177
Total Liabilities	58,270
Net Assets	4,456,815
At November 30, 2023, net assets consisted of:

Paid-in Capital	4,785,363
Total Distributable Earnings (Loss)	(328,548)
Net Assets	4,456,815

Investor Shares—Net Assets
Applicable to 41,824,477 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	447,395
Net Asset Value Per Share—Investor Shares	$10.70

Admiral Shares—Net Assets
Applicable to 374,818,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,009,420
Net Asset Value Per Share—Admiral Shares	$10.70

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	145,957
Total Income	145,957
Expenses
The Vanguard Group—Note B
Investment Advisory Services	235
Management and Administrative—Investor Shares	642
Management and Administrative—Admiral Shares	2,933
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—Admiral Shares	223
Custodian Fees	28
Auditing Fees	30
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	27
Trustees’ Fees and Expenses	2
Other Expenses	39
Total Expenses	4,207
Expenses Paid Indirectly	(28)
Net Expenses	4,179
Net Investment Income	141,778
Realized Net Gain (Loss)
Investment Securities Sold	(64,690)
Futures Contracts	(189)
Realized Net Gain (Loss)	(64,879)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	130,842
Futures Contracts	(45)
Change in Unrealized Appreciation (Depreciation)	130,797
Net Increase (Decrease) in Net Assets Resulting from Operations	207,696

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,778	131,086
Realized Net Gain (Loss)	(64,879)	(115,486)
Change in Unrealized Appreciation (Depreciation)	130,797	(605,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	207,696	(590,008)
Distributions
Investor Shares	(13,558)	(16,235)
Admiral Shares	(125,724)	(156,149)
Total Distributions	(139,282)	(172,384)
Capital Share Transactions
Investor Shares	34,546	(67,985)
Admiral Shares	195,907	(655,060)
Net Increase (Decrease) from Capital Share Transactions	230,453	(723,045)
Total Increase (Decrease)	298,867	(1,485,437)
Net Assets
Beginning of Period	4,157,948	5,643,385
End of Period	4,456,815	4,157,948

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.52	$12.21	$12.20	$12.01	$11.34
Investment Operations
Net Investment Income[1]	.344	.297	.295	.327	.354
Net Realized and Unrealized Gain (Loss) on Investments	.174	(1.600)	.108	.231	.696
Total from Investment Operations	.518	(1.303)	.403	.558	1.050
Distributions
Dividends from Net Investment Income	(.338)	(.296)	(.295)	(.326)	(.355)
Distributions from Realized Capital Gains	—	(.091)	(.098)	(.042)	(.025)
Total Distributions	(.338)	(.387)	(.393)	(.368)	(.380)
Net Asset Value, End of Period	$10.70	$10.52	$12.21	$12.20	$12.01
Total Return[2]	5.01%	-10.80%	3.34%	4.73%	9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$447	$406	$546	$513	$550
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.70%	2.41%	2.73%	3.00%
Portfolio Turnover Rate	100%	77%	40%	34%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.52	$12.21	$12.20	$12.01	$11.34
Investment Operations
Net Investment Income[1]	.352	.306	.305	.337	.364
Net Realized and Unrealized Gain (Loss) on Investments	.174	(1.600)	.107	.230	.695
Total from Investment Operations	.526	(1.294)	.412	.567	1.059
Distributions
Dividends from Net Investment Income	(.346)	(.305)	(.304)	(.335)	(.364)
Distributions from Realized Capital Gains	—	(.091)	(.098)	(.042)	(.025)
Total Distributions	(.346)	(.396)	(.402)	(.377)	(.389)
Net Asset Value, End of Period	$10.70	$10.52	$12.21	$12.20	$12.01
Total Return[2]	5.10%	-10.73%	3.43%	4.82%	9.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,009	$3,752	$5,097	$4,725	$4,648
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.78%	2.49%	2.81%	3.08%
Portfolio Turnover Rate	100%	77%	40%	34%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $146,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $28,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,423,241	—	4,423,241
Derivative Financial Instruments
Assets
Futures Contracts[1]	221	—	—	221
Liabilities
Futures Contracts[1]	329	—	—	329
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These

New York Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,314
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(144,619)
Capital Loss Carryforwards	(184,062)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,181)
Total	(328,548)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	139,282	130,452
Ordinary Income*	—	10,151
Long-Term Capital Gains	—	31,781
Total	139,282	172,384
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,567,859
Gross Unrealized Appreciation	67,551
Gross Unrealized Depreciation	(212,170)
Net Unrealized Appreciation (Depreciation)	(144,619)

New York Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2023, the fund purchased $4,496,267,000 of investment securities and sold $4,226,025,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $187,110,000 and sales were $277,835,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	159,704	15,109	86,775	7,943
Issued in Lieu of Cash Distributions	11,461	1,087	13,610	1,216
Redeemed	(136,619)	(12,947)	(168,370)	(15,323)
Net Increase (Decrease)—Investor Shares	34,546	3,249	(67,985)	(6,164)
Admiral Shares
Issued	983,165	93,680	1,155,283	107,293
Issued in Lieu of Cash Distributions	90,034	8,532	114,170	10,197
Redeemed	(877,292)	(83,903)	(1,924,513)	(178,345)
Net Increase (Decrease)—Admiral Shares	195,907	18,309	(655,060)	(60,855)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,

New York Long-Term Tax-Exempt Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2023, the related statements of operations for the year ended November 30, 2023, the statements of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2023 and each of the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
Fund	($000)
New York Municipal Money Market Fund	0
New York Long-Term Tax-Exempt Fund	0
The funds designate 100% of income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NY Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New York Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New York Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NY Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New York Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New York Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NY Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New York Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q760 012024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2023: $54,000
Fiscal Year Ended November 30, 2022: $56,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2023: $9,326,156
Fiscal Year Ended November 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)             Audit-Related Fees.

Fiscal Year Ended November 30, 2023: $3,295,934
Fiscal Year Ended November 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended November 30, 2023: $1,678,928
Fiscal Year Ended November 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended November 30, 2023: $25,000
Fiscal Year Ended November 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2023: $1,703,928
Fiscal Year Ended November 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)             For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

VANGUARD NEW YORK tax-free funds

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 22, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.